CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Mar. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 21,925,322	$ 15,128,719
Accounts receivable, net	15,247	28,362
Loans receivable, net - current		5,488,045
Prepayments and other assets	887,960	604,524
Inventories	7,795,822
Other receivable - current	20,000,000	8,872,838
TOTAL CURRENT ASSETS	50,624,351	30,122,488
Property and equipment, net	55,433	66,887
Other receivable - non-current		1,496,121
TOTAL ASSETS	50,679,784	31,685,496
CURRENT LIABILITIES:
Accrued expenses and other current liabilities	1,069,049	1,142,507
Taxes payable	125,153	302,682
Amount due to related parties	37,200,000	2,968,782
Note payable - current		10,000,000
TOTAL CURRENT LIABILITIES	38,394,202	14,413,971
TOTAL LIABILITIES	38,394,202	14,413,971
COMMITMENTS AND CONTINGENCIES (Note 23)
SHAREHOLDERS' EQUITY:
Ordinary share ($0.0001 par value, 500,000,000 shares authorized, 69,763,933 and 50,016,457 shares issued, 68,598,050 and 48,850,574 shares outstanding as of March 31, 2022 and 2021, respectively)	6,977	5,002
Additional paid-in capital	71,021,898	60,615,048
Treasury stock (1,165,883 shares as of March 31, 2022 and 2021, respectively)	(3,988,370)	(3,988,370)
Deficit	(53,107,676)	(36,256,612)
Accumulated other comprehensive loss	(1,649,223)	(3,103,543)
TOTAL SHAREHOLDERS' EQUITY	12,283,606	17,271,525
Non-controlling interest	1,976
TOTAL EQUITY	12,285,582	17,271,525
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 50,679,784	$ 31,685,496